SHAREHOLDERS' EQUITY (Schedule of RSUs) (Details) - RSU [Member] shares in Thousands	12 Months Ended
Dec. 31, 2016 $ / shares shares
Number of RSUs
Outstanding at January 1, 2016 | shares	225
Granted | shares	318
Vested | shares	(74)
Forfeited | shares	(33)
Non-vested at December 31, 2016 | shares	436
Weighted average grant-date fair value
Outstanding at January 1, 2016 | $ / shares	$ 14.68
Granted | $ / shares	8.05
Vested | $ / shares	14.68
Forfeited | $ / shares	11.42
Non-vested at December 31, 2016 | $ / shares	$ 10.09